UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement of comprehensive income [abstract]
Net income		$ 425	$ 1,306	$ 719	$ 1,719
Items that will not be reclassified subsequently to profit or loss:
Revaluation of asset retirement obligation		23	0	48	0
Marketable securities, net of tax		0	45	0	165
Unrealized actuarial gains (losses)		5	(1)	18	20
Tax impact of remeasurement of revaluation surplus and other		(6)	(90)	(15)	(94)
Other comprehensive income that will not be reclassified to profit or loss, net of tax		22	(46)	51	91
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation		(1,286)	424	(751)	50
Cash flow hedge		195	(19)	450	160
Net investment hedge		93	(47)	122	(41)
Taxes on the above items		(47)	6	(114)	(34)
Share of income (losses) from investments in associates and joint ventures		173	(3)	148	5
Other comprehensive income that will be reclassified to profit or loss, net of tax		(872)	361	(145)	140
Total other comprehensive (loss) income		(850)	315	(94)	231
Comprehensive (loss) income		(425)	1,621	625	1,950
Attributable to:
Limited partners		(153)	326	70	380
General partner		59	51	120	101
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield		(64)	135	31	157
BIPC exchangeable shares		(35)	49	18	58
Exchangeable units	[1]	(3)	1	0	1
Interest of others in operating subsidiaries		$ (229)	$ 1,059	$ 386	$ 1,253

[1]	Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.